Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of finance income and costs
Financial income and financial expenses consist of the following:

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)
Interest income from short-term deposits	133	850	790
Foreign currency gains	5,542	—	—
Gain on other financial instruments	—	2,099	—

Financial income	5,675	2,949	790
Interest expenses	(566)	(289)	(170)
Foreign currency losses	(276)	(9,774)	(94)
Losses on other financial instruments	(884)	—	—

Financial expenses	(1,726)	(10,063)	(264)